UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015
Date of Report (Date of earliest event reported): January 11, 2016

The Bancorp Bank
Name of Securitizer

Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001505494
Paul Frenkiel, Chief Financial Officer, (312) 385-5000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒
The Bancorp Bank files Form ABS-15G reports in respect of all asset-backed securities transactions for which The Bancorp Bank acts as securitizer and which are within the scope of Rule 15Ga-1 ("Covered Transactions"). The Bancorp Bank's filing of any such reports and its compliance with the requirements of Rule 15Ga-1 are also being effected in satisfaction of the filing and compliance obligations of any affiliates of The Bancorp Bank that also acted, or may act as, a securitizer in respect of any Covered Transaction.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), The Bancorp Bank (the "Securitizer") has indicated by check mark that the Securitizer has no activity to report for the twelve months ended December 31, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

The Bancorp Bank (Securitizer)

By:	/s/ Paul Frenkiel
Name:	Paul Frenkiel
Title:	Chief Financial Officer
Date: January 11, 2016